Summary of Significant Accounting Policies (Schedule Of Entities) (Details)	12 Months Ended
Dec. 31, 2012
Libra Shipping Enterprises Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Libra II
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Alegria Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Alegria
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Felicity Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Felicity
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Gemini Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Gemini S
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Galaxy Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Galaxy I
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Aurora Shipping Enterprises Ltd.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Hope
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Palermo Shipping S.A.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Apollon
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Fantastiks Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Fantastiks
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Sagittarius Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Sagittarius
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Hyperion Enterprises Inc.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Hyperion
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/8 12/31
Chilali Corp.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Aurora II
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	3/18 12/31
Surf Maritime Co.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Pollux
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	5/21 12/31
Pandora Marine Inc.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Melodia
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	11/15 12/31
Customized Development S.A.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Fulvia
Country of Incorporation	Liberia
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	11/15 12/31
Kohylia Shipmanagement S.A.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Luz
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	5/19 - 12/31
Statement of Income, Year Minus 2	-
Orbiter Shipping Corp.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Orbiter
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	5/19 - 12/31
Statement of Income, Year Minus 2	-
Floral Marine Ltd.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Buena Ventura
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	6/15 - 12/31
Statement of Income, Previous Year	-
Statement of Income, Year Minus 2	-
Golem Navigation Limited
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Soleil
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	5/09 - 12/31
Statement of Income, Previous Year	-
Statement of Income, Year Minus 2	-
Kymata Shipping Co.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Helios
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	6/18 - 12/31
Statement of Income, Previous Year	-
Statement of Income, Year Minus 2	-
Prosperity Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Prosperity
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Aldebaran Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Aldebaran
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Jtc Shipping and Trading Ltd.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Holding Company
Country of Incorporation	Malta
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	3/18 - 12/31
Statement of Income, Year Minus 2	-
Navios Maritime Partners L.P.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	N/A
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Navios Maritime Operating LLC
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	N/A
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31